March 31, 1999

Semi-annual

Report

Calvert Cash
Reserves Institutional Prime Fund

Calvert
Cash
Reserves
Institutional
Prime
Fund

Principal Underwriter
Calvert Distributors, Inc.
4550 Montgomery Avenue
Suite 1000 North
Bethesda, Maryland 20814

Calvert Group
Information

To Open an Account
800-368-2748

Yields and Prices
Calvert Information Network
(24 hours, 7 days a week)
800-368-2745

Service for Existing Account
Shareholders: 800-368-2745
Brokers: 800-368-2746

TDD for Hearing Impaired
800-541-1524

Branch Office
4550 Montgomery Avenue
Suite 1000 North
Bethesda, Maryland 20814

Registered, Certified
or Overnight Mail
Calvert Group
c/o NFDS
330 West 9th Street
Kansas City, MO 64105

Web Site
http://www.calvertgroup.com


This report is intended to provide fund
information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

Table
of
Contents

Shareholder
Letter
1

Statement
of Net Assets
2

Statement
of Operations
5

Statements
of Changes in
Net Assets
6

Notes to
Financial Statements
7

Financial Highlights
8

Shareholder Meeting Results
9

Y2K Update
10

Dear Shareholder:
Since our last report, the world economic crisis, which sparked three sequential 25 basis point easings of the federal funds rate, has abated. Although concerns over troubled world economies still exist, the market panic that sparked global liquidity problems last fall has all but disappeared from the market radar screens. However, in our never-a-dull-moment world, we now are contending with the conflict in Kosovo and concerns over escalation of that war will be one factor which will likely influence the market in the days ahead.

In addition to world events, market technicals such as the continuing pay down of US treasury bills have continued to support bill prices and consequently to apply downward pressure on yields. Combining this with the Fed funds easings which happened after the close of our last report, has created an environment in which money market yields are significantly lower than those of last September.

STRATEGY
Because we did anticipate a continuation of the lowering of the Fed funds rate, we continued to extend our average days to maturity throughout the final months of 1998, to lock in higher rates wherever possible. On March 31, 1999, our average days to maturity was 44 days, versus 36 days on September 30, 1998.

PERFORMANCE
For the six month period ending March 31, 1999, the Fund's return of 2.56% outperformed the Lipper Money Market Funds average of 2.42%.

OUTLOOK
It appears the Federal Reserve Board has retreated to the sidelines for the moment and has returned to looking at inflationary trends rather than world liquidity as the primary determinant of the direction of future interest rates. While the Fed has been neutral over the past few meetings, many participants in the market place think it likely that the Fed's next move may be to hike the rate up by 25 basis points sometime later this year. Inflation in certain areas, such as crude oil prices, has been notable over the past few months, although areas such as the consumer price Index remain stable. We will continue to monitor these developments and adjust investment strategy as needed over the coming six months.

We appreciate your investment in Calvert Group funds and look forward to providing competitive returns in the months ahead.

Sincerely,

/s/                                         /s/

Beth Bunnell Hunter                         Barbara J. Krumsiek
Portfolio Manager                           President and CEO

April 28, 1999

Quality Structure of Portfolio
It is the operating policy of the Fund to invest only in tier-one securities as defined by Rule 2a-7 of the Investment Policy Act of 1940. It is a further operating policy of the Fund that it will invest only in issues rated A-1 or P-1 rated issues. See the Statement of Additional Information, "Appendix, Commercial Paper and Bond Ratings."

STATEMENT OF NET ASSETS
March 31, 1999
                                                 Principal
Corporate Obligations - 65.6%                       Amount            Value
Aegis Assisted Living Prop., LLC. VRDN, 5.55%,
     2/1/28, LOC: Banque Paribas *              $6,970,000       $6,970,000
Arbor Station IV, LLC. VRDN, 4.95%,
     2/1/04, LOC: Regions Bank *                 5,000,000        5,000,000
Arkansas State Development Finance Authority VRDN
     5.05%, 8/1/30, LOC: Credit Suisse *         1,600,000        1,600,000
Barton Healthcare, LLC. VRDN, 5.00%, 2/15/25,
     LOC: American National Bank and Trust*1,900,0001,900,000
Bel Air, LLC. VRDN, 5.05%, 12/1/15,
     LOC: Amsouth Bank *                         5,980,000        5,980,000
Berks County, Pennsylvania Industrial Development Authority
     VRDN, 5.05%, 7/1/16, LOC: Corestates *3,000,0003,000,000
Betters Group, LP. VRDN, 5.05%, 2/1/12,
     LOC: Century National Bank and Trust,
     Confirming LOC: Mellon Bank *                  50,000           50,000
Bexar County, Texas Health Facilities Development
     VRDN, 5.09%, 2/1/22, LOC: Kredietbank *3,340,0003,340,000
Blount/Strange Realty Holdings, LLC. VRDN, 5.05%,
     7/1/16, LOC: Regions Bank *                 4,760,000        4,760,000
Boone County, Kentucky Industrial Building
     Revenue VRDN, 5.09%, 11/1/08,
     LOC: Bank of America *                      3,920,000        3,920,000
Botsford General Hospital VRDN, 5.00%, 2/15/27,
     LOC: Michigan National*                    12,850,000       12,850,000
California Pollution Control VRDN, 5.05%,
     7/1/06, LOC: Wells Fargo Bank *             1,700,000        1,700,000
California Statewide Community Development VRDN,
     5.45%, 5/1/27, LOC: Heller Financial,
     Confirming LOC: Commerze Bank *               495,000          495,000
California Statewide Community Development VRDN,
     5.45%, 5/1/27, LOC: Heller Financial,
     Confirming LOC: Commerze Bank *               455,000          455,000
California Statewide Community Development VRDN,
     5.40%, 7/1/27, LOC: Heller Financial,
     Confirming LOC: Commerze Bank *               525,000          525,000
Capreit Carmel Financial, LP. VRDN, 5.19%,
     2/1/01, LOC: Credit Suisse *               10,500,000       10,500,000
CIT Group Holdings, Inc., 6.13%, 11/15/99        9,000,000        9,064,849
Colorado Health Facilities Authority Revenue VRDN,
     5.09%, 2/1/13, LOC: Kredietbank *           3,685,000        3,685,000
Colorado Health Facilities Authority Revenue VRDN,
     5.15%, 2/1/25, LOC: Kredietbank *           2,260,000        2,260,000
Colorado Health Facilities Authority Revenue VRDN,
     5.09%, 2/1/25, LOC: Kredietbank *           5,315,000        5,315,000
Colorado Health Facilities Authority Revenue VRDN,
     4.85%, 11/1/26, LOC: Kredietbank *          5,850,000        5,850,000
Columbus, Georgia Development Authority Industrial Revenue
     VRDN, 5.00%, 1/1/05, LOC: Fleet Bank *750,000 750,000
Dutchess County, New York VRDN, 5.93%,
     11/15/99, BPA: Landesbank Hessen-Thuringen,
     INSUR: MBIA *                               3,000,000        3,013,848
1800 Harrison Foundation, Series 1999A, 5.05%, 1/1/29,
     BPA: Citibank, INSUR: AMBAC *               4,000,000        4,000,000
1800 Harrison Foundation, Series 1999B, 5.05%, 1/1/29,
     BPA: Citibank, INSUR: AMBAC *              10,000,000       10,000,000
550 West 14th Place, Revenue Bond VRDN, 5.05%,
     2/1/29, LOC: Harris Trust *                 4,000,000        4,000,000
Florida Housing Finance Agency VRDN, 5.75%, 7/1/23,
     LOC: Heller Financial,
     Confirming LOC: Commerze Bank *               750,000          750,000
Glacier 600 Revenue Bond VRDN, 5.15%, 11/1/16,
     LOC: US Bank - National Assoc. *            3,025,000        3,025,000
Health Insurance Plan Greater New York, Series B VRDN, 4.95%,
     7/1/16, LOC: Morgan Trust *                 3,200,000        3,200,000
Healthrack Sports and Wellness VRDN, 5.00%, 2/15/27,
     LOC: American National Bank and Trust *5,550,0005,550,000
Idaho Associates, LLC. VRDN, 5.00%, 4/1/27,
     LOC: LaSalle Bank *                         4,150,000        4,150,000
Kit Carson County, Colorado VRDN, 5.15%,
     6/1/27, LOC: Norwest Bank *                 2,000,000        2,000,000
La Mirada, California Industrial Development Authority VRDN,
     5.00%, 12/1/26, LOC: FNB Chicago *          4,000,000        4,000,000
Massachusetts Nursing Homes VRDN, 5.00%, 11/15/13, LOC:
     American National Bank and Trust *          1,280,000        1,280,000
Maricopa County, Az Industrial Development Authority
     VRDN, 5.00%, 2/1/29,
     LOC: Banque National de Paris *             2,300,000        2,300,000
Meriter Hospital, Inc., VRDN, 5.05%, 12/1/16,
     LOC: Firstar Bank *                         8,125,000        8,125,000
Meriter Management Services, Inc., VRDN,
     5.00%, 12/1/16, LOC: Firstar Bank *         4,745,000        4,745,000
Mississippi Business Finance Authority VRDN, 5.25%, 11/1/06,
     LOC: Marshall & Ilsley Bank *               4,750,000        4,750,000
Mississippi Business Finance Authority VRDN, 5.05%, 6/1/10,
     LOC: National Bank of Detroit *             4,000,000        4,000,000
Mississippi Business Finance Authority VRDN, 5.05%, 12/1/13,
     LOC: FNB Boston*                            2,500,000        2,500,000
Mississippi Business Finance Authority VRDN, 5.00%,
     2/1/19, GA: Sara Lee *                      2,000,000        2,000,000
Montgomery Cancer Center, LLC. VRDN, 5.05%, 10/1/12,
     LOC: Southtrust Bank, AL *                  4,020,000        4,020,000
Montgomery County, New York VRDN, 5.05%, 5/1/25,
     LOC: FHLB New York *                        3,660,000        3,660,000
Nevada Multi-Family Housing Revenue VRDN, 4.94%, 10/1/30,
     LOC: US Bank - National Assoc. *            2,050,000        2,050,000
North Greenbush, NY Industrial Development Authority VRDN,
     5.20%, 11/1/08, LOC: Abn Amro Bank *4,400,0004,400,000

                                                 Principal
Corporate Obligations - (Cont'd)                    Amount            Value
Norwest Financial, Inc., 6.05%, 11/19/99        $4,000,000       $4,025,661
Physicians Plus Medical Group VRDN, 5.00%,
     8/1/16, LOC: LaSalle Bank *                12,100,000       12,100,000
Pleasant Hill, California Redevelopment Agency VRDN, 5.55%,
     8/1/26, LOC: Heller Financial,
     Confirming LOC: Commerze Bank *             1,380,000        1,380,000
Richmond, Virginia Redevelopment and Housing Authority
     VRDN, 5.00%, 12/1/25,
     LOC: Wachovia Bank and Trust *              4,235,000        4,235,000
Roosevelt Paper Co., VRDN, 5.05%, 6/1/12,
     LOC: Corestates *                           6,610,000        6,610,000
Salts III Cayman Island Corp., 5.44%, 6/18/99,
     GA: Bankers Trust                          10,000,000       10,000,000
Salts III Cayman Island Corp., 5.32%, 7/23/99,
     GA: Bankers Trust                          10,000,000       10,000,000
San Leandro, California Multi Family Housing
     VRDN, 5.40%, 10/1/27, LOC: Heller Financial,
     Confirming LOC: Commerze Bank *             2,255,000        2,255,000
Shawnee, Kansas VRDN, 5.10%, 12/1/12,
     LOC: Chase Manhattan *                      6,700,000        6,700,000
South Central Communications Corp. VRDN,
     5.10%, 6/1/13, LOC: Citizens National Bank,
     Confirming LOC: Suntrust Bank *             9,075,000        9,075,000
St. Josephs County, Id., Econ Development VRDN,
     5.09%, 6/1/27, LOC: FHLB Indianapolis *905,000905,000
St. Paul, Minnesota Housing and Redevelopment
     Authority VRDN, 5.15%, 6/1/15,
     LOC: Credit Local de France *               2,500,000        2,500,000
St. Paul, Minnesota Housing and Redevelopment
     Authority VRDN, 5.15%, 3/1/18,
     LOC: Credit Local de France *               1,220,000        1,220,000
Suffolk County, New York Industrial Development
     Agency VRDN, 4.94%, 12/15/07,
     LOC: Chase Manhattan *                      3,750,000        3,750,000
Sussex County, Delaware VRDN, 5.04%, 11/1/27,
     LOC: Wilmington Trust Co. *                 3,000,000        3,000,000
TLC Holdings, LLC. VRDN, 5.05%, 6/1/26,
     LOC: Columbus Bk. & Trust *                 4,515,000        4,515,000
Triangle Funding, Ltd. VRDN, 5.17%, 10/15/99,
     US Government Collateral *                  7,000,000        7,000,000
United Healthcare Corp., 5.65%, 12/1/99          5,500,000        5,500,000
Vermont Economic VRDN, Series A, 5.10%, 6/2/99,
     LOC: National Westminster Bank *            2,550,000        2,550,000
Washington State Housing Finance, 5.05%, 2/1/28,
     LOC: US Bank - National Assoc. *            1,840,000        1,840,000
Washington State Housing Finance, 5.05%, 2/1/28,
     LOC: US Bank - National Assoc. *            1,185,000        1,185,000
Washington State Housing Finance, 5.05%, 7/1/29,
     LOC: Bank One, AZ *                         2,760,000        2,760,525
Waukesha Health Systems, Inc., VRDN, 5.00%, 8/15/26,
     LOC: Bank of America *                      2,150,000        2,150,000
Wenatchee VY Clinic VRDN, 5.15%, 11/23/24,
     LOC: US Bank - National Assoc. *           23,500,000       23,500,000
Westminster Asset Corp., VRDN, 5.03%, 4/1/22,
     LOC: Wells Fargo Bank *                    11,360,000       11,360,000

     Total Corporate Obligations (Cost $317,604,883)            317,604,883

Commercial Paper - 23.0%
Banco Del Istmo, 4.85%, 4/5/99,
     LOC: Barclays Bank                         10,000,000        9,994,611
BankAmerica Corp., 4.82%, 9/8/99                 5,000,000        4,892,889
Duke University, 4.85%, 5/5/99                   4,000,000        3,981,678
Duke University, 4.82%, 6/30/99                  4,000,000        3,951,800
Garanti Funding Corp., 5.39%, 4/30/99,
     LOC: Bayer Vereinsbk                       11,000,000       10,952,239
ING America Ins. Holdings., 4.81%, 8/2/99,
     GA: International Neder Verz                7,000,000        6,884,961
Island Finance, 4.85%, 4/19/99, Capital
     Maintenance Agmt: Norwest Bank             10,000,000        9,975,750
Kitty Hawk Funding Corp., 4.85%, 9/20/99         6,000,000        5,860,967
Nebraska Public Power, 5.02%, 4/1/99,
     LOC: Bank of America, Commerze Bank,
     Bank of Nova Scotia, Toronto Dominion16,000,00016,000,000
Nebraska Public Power, 5.04%, 4/13/99,
     LOC: Bank of America, Commerze Bank,
     Bank of Nova Scotia, Toronto Dominion5,000,0005,000,000
Nebraska Public Power, 5.06%, 5/11/99,
     LOC: Bank of America, Commerze Bank,
     Bank of Nova Scotia, Toronto Dominion5,000,0005,000,000
Princeton University, 4.88%, 5/28/99             3,500,000        3,472,957
Oakland, California, Alameda County, Series A,
     5.05%, 5/6/99, LOC: Canadian Imperial      10,800,000       10,800,000
Receivables Cap Corp., 4.86%, 4/7/99             5,000,000        4,995,950

Commercial Paper - Cont'd                        Principal
                                                    Amount            Value

Southern Electric Generating Co., 5.00%,
     5/11/99                                   $10,000,000       $9,944,444

     Total Commercial Paper (Cost $111,708,246)                 111,708,246


Municipal Obligations - 6.7%
Chicago, IL General Obligation VRDN, 4.99%, 2/1/19,
     BPA: LaSalle Bank, INSUR: FGIC *            6,170,000        6,170,000
Illinois Housing Development Authority VRDN, 5.07%, 12/1/21,
     INSUR: AMBAC, TOA: Citibank *               3,905,000        3,905,000
Illinois Housing Development Authority VRDN, 5.01%, 6/1/22,
     INSUR: AMBAC, TOA: Citibank *               1,590,000        1,590,000
Ohio State VRDN, 4.96%, 10/1/21,
     LOC: INSUR: AMBAC, TOA: Citibank *6,500,000 6,500,000
Texas State VRDN, 4.96%, 12/1/27,
     TOA: Citibank *                             1,384,000        1,384,000
Village of Schaumberg, Illinois VRDN, 5.05%, 12/1/13,
     BPA: First National Bank Chicago *          2,800,000        2,800,000
Village of Schaumberg, Illinois VRDN, 5.05%, 12/1/20,
     BPA: First National Bank Chicago *          3,600,000        3,600,000
Virginia State Housing Development Authority VRDN, 4.99%,
     7/1/07, BPA: Bayer Hypobank *               3,620,000        3,620,000
Virginia State Housing Development Authority VRDN,
     5.07%, 11/1/11, BPA: Citibank *             2,900,000        2,900,000

     Total Municipal Obligations (Cost $32,469,000)              32,469,000

Certificates of Deposit - 2.8%
Commerzebank, 5.085%, 2/16/00                    5,000,000        4,998,516
Deutsche Bank, 5.71%, 4/16/99                    4,000,000        3,999,889
Royal Bank of Canada, 5.12%, 3/22/00             4,500,000        4,498,736

     Total Certificates of Deposit (Cost $13,497,141)            13,497,141

Repurchase Agreements - 3.1%
Donaldson, Lufkin & Jenrette: 5.00%, dated 3/31/99,
     due 4/1/99 (Collateral: $15,327,398,
     FHLB, 6.27%, 9/23/04)                      15,000,000       15,000,000
         Total Repurchase Agreements (Cost $15,000,000)15,000,000


              Total Investments (Cost $490,279,270) - 101.2%   $490,279,270
              Other assets and liabilities, net - (1.2%)        (5,902,611)
              Net Assets - 100%                                $484,376,659


Net Assets Consist of:
Paid-in capital applicable to 484,363,658 shares of beneficial interest,
 unlimited number of no par shares authorized                  $484,365,473
Undistributed net investment income (loss)                            5,332
Accumulated net realized gain (loss) on investments                   5,854

         Net Assets                                            $484,376,659
         Net Asset Value Per Share                                    $1.00


Explanation of Guarantees:
BPA: Bond-Purchase Agreement
LOC: Letter of Credit
GA: Guarantee Agreement
TOA: Tender Option Agreement
INSUR: Insurance

Abbreviations:  VRDN: Variable Rate Demand Notes

* Optional tender features give these securities a shorter effective maturity date.

See notes to financial statements.

Statement of Operations
Six Months Ended March 31, 1999

Net Investment Income
Investment Income
     Interest income                                            $14,294,958

Expenses
     Investment advisory fee                                        680,510
     Transfer agency fees and expenses                                4,873
     Trustees' fees and expenses                                     33,975
     Administrative fees                                            136,102
     Custodian fees                                                  56,270
     Accounting fees                                                  7,387
     Registration fees                                               21,186
     Reports to shareholders                                         14,116
     Professional fees                                               10,833
     Miscellaneous                                                   19,606
         Total expenses                                             984,858
              Reimbursement from Advisor                          (424,452)
              Fees paid indirectly                                 (28,663)
              Net expenses                                          531,743
                  Net Investment Income                          13,763,215

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments                               3,937

              Increase (Decrease) in Net Assets
                   Resulting From Operations                    $13,767,152


See notes to financial statements.

Statements of Changes in Net Assets

                                          Six Months Ended        Year Ended
                                                 March 31,     September 30,
Increase (Decrease) in Net Assets                     1999              1998
Operations
     Net investment income                     $13,763,215       $28,076,890
     Net realized gain (loss) on investments         3,937             6,285

     Increase (Decrease) in Net Assets
     Resulting From Operations                  13,767,152        28,083,175

Distributions to shareholders from:
     Net investment income:                   (13,759,696)      (28,075,575)
         Total distributions                  (13,759,696)      (28,075,575)

Capital share transactions in dollars and shares:
     Shares sold                             2,892,613,833     5,373,384,976
     Reinvestment of distributions               9,858,054        19,818,423
     Shares redeemed                       (2,854,787,939)   (5,331,876,473)
         Total capital share transactions       47,683,948        61,326,926

Total Increase (Decrease) in Net Assets         47,691,404        61,334,526

Net Assets
Beginning of period                            436,685,255       375,350,729
End of period (including undistributed net
     investment income of $5,332 and
     $1,813 respectively)                     $484,376,659      $436,685,255

See notes to financial statements.

Notes to Financial Statements

Note A -- Significant Accounting Policies
General: Calvert Institutional Prime Fund (the "Fund"), the sole series of Calvert Cash Reserves, is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers shares of beneficial interest to the public with no sales charge.

Security Valuation: Securities are valued at amortized cost which approximates market.

Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Interest income, accretion of discount and amortization of premium are recorded on an accrual basis.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are accrued daily and paid monthly. Distributions from net realized capital gains, if any, are paid annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Fund's cash on deposit with the bank. Such a deposit arrangement is an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its earnings.

Note B -- Related Party Transactions
Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly-owned by Ameritas Acacia Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and affiliated Trustees of the Fund. For its services, the Advisor receives a monthly fee based on an annual rate of .25% of average daily net assets. Under the terms of the agreement, $85,219 was payable at period end.

Calvert Administrative Services Company, Inc., an affiliate of the Advisor, provides administrative services to the Fund for an annual fee, payable monthly, of .05% of the average daily net assets of the Fund. Under the terms of the agreement, $23,423 was payable at period end.

The Advisor voluntarily reimbursed the Fund for advisory fees, administrative fees, and other operating expenses of $424,452.

Calvert Distributors, Inc., an affiliate of the Advisor, is the distributor and principal underwriter for the Fund.

Calvert Shareholder Services, Inc. ("CSSI"), an affiliate of the Advisor, is the shareholder servicing agent for the Fund. For its services, CSSI received a fee of $2,324 for the period ended March 31, 1999. Under the terms of the agreement, $494 was payable at year end. National Financial Data Services, Inc., is the transfer and dividend disbursing agent.

Each Trustee who is not affiliated with the Advisor receives an annual fee of $20,500 plus up to $1,500 for each Board and Committee meeting attended. Trustee's fees are allocated to each of the funds served.

Note C -- Investment Activity
The cost of investments owned at March 31, 1999 was substantially the same for federal income tax and financial reporting purposes.

As a cash management practice, the Fund may sell or purchase short-term variable rate demand notes from other Portfolios managed by the Advisor. All transactions are executed at independently derived prices.

Note D -- Line of Credit
A financing agreement is in place with all Calvert Group Funds and State Street Bank and Trust Company ("the Bank"). Under the agreement, the Bank is providing an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), to be accessed by the Funds for temporary or emergency purposes only. Borrowings under this facility bear interest at the overnight Federal Funds Rate plus
 .50% per annum. A commitment fee of .10% per annum will be incurred on the unused portion of the committed facility which will be allocated to all participating funds. The Fund had $9,504,503 outstanding borrowings at an interest rate of 5.625% at March 31, 1999.

Financial Highlights

                                                 Periods Ended
                                   March 31, September 30,    September 30,
                                        1999          1998             1997
Net asset value, beginning             $1.00         $1.00            $1.00
Income from investment operations
     Net investment income              .025          .056             .055
Distributions from
     Net investment income            (.025)        (.056)           (.055)
Net asset value, ending                $1.00         $1.00            $1.00

Total return                                         2.56%            5.74%
5.55%
Ratios to average net assets:
     Net investment income         5.06% (a)         5.59%            5.55%
     Total expenses+                .21% (a)          .14%             .07%
     Net expenses                                 .20% (a)             .13%
 .06%
     Expenses reimbursed            .16% (a)          .21%             .31%
Net assets, ending (in thousands)   $484,377      $436,685         $375,351
Number of shares outstanding,
     ending (in thousands)           484,364       436,680          375,353


                                                   Years Ended
                               September 30, September 30,    September 30,
                                        1996          1995             1994
Net asset value, beginning             $1.00         $1.00            $1.00
Income from investment operations
     Net investment income              .040          .045             .028
Distributions from
     Net investment income            (.040)        (.045)           (.028)
Net asset value, ending                $1.00         $1.00            $1.00

Total return                                         3.99%            4.55%
2.78%
Ratios to average net assets:
     Net investment income             4.80%         4.53%            2.75%
     Total expenses+                    .73%         1.41%              N/A
     Net expenses                                     .69%            1.39%
1.23%
     Expenses reimbursed                .47%            --               --
Net assets, ending (in thousands)   $131,218       $26,775          $99,973
Number of shares outstanding,
     ending (in thousands)           131,217        26,821          100,024

(a) Annualized
+ Effective September 30, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses. Total expenses are presented net of expense waivers and reimbursements.
N/A  Disclosure not applicable to prior periods.

A special meeting of shareholders was scheduled for February 24, 1999. There were several proposals voted upon at the meeting. A brief description of each proposal and the number of votes received for, against, and votes to abstain is shown below. All proposals were passed.

Proposal 1 - To elect the Board of Trustees.
Nominees                   For              Against           Abstain
Richard L. Baird, Jr.      317,337,384      0                 31,061,025
Frank H. Blatz, Jr.        317,337,384      0                 31,061,025
Frederick T. Borts         317,337,384      0                 31,061,025
Charles E. Diehl           317,337,384      0                 31,061,025
Douglas E. Feldman         317,337,384      0                 31,061,025
Peter W. Gavian            317,337,384      0                 31,061,025
John G. Guffey, Jr.        284,910,513      32,436,872        31,061,025
Barbara J. Krumsiek        317,337,384      0                 31,061,025
M. Charito Kruvant         317,337,384      0                 31,061,025
Arthur J. Pugh             317,337,384      0                 31,061,025
David R. Rochat            317,337,384      0                 31,061,025
D. Wayne Silby             317,337,384      0                 31,061,025

Proposal 2 - To approve amended fundamental investment restrictions to (a) delete restrictions that are no longer required to be fundamental due to changes in state laws or which otherwise need not be fundamental; and (b) to revise the language of those restrictions that are still required to be fundamental.
         For               Against          Abstain
         301,117,694       16,219,691       31,067,025

Proposal 3 - To approve a new investment advisory agreement with the investment advisor, Calvert Asset Management Company, Inc.
         For               Against          Abstain
         317,337,385       0                31,067,025

Proposal 4 - To ratify the Board's selection of auditors,
PricewaterhouseCoopers LLP
         For               Against          Abstain
         304,269,234       13,068,151       31,067,025

Calvert Group and the Year 2000
Plans and Progress

We are now less than a year away from the year 2000, a problematic date for computer systems coded for two-character year format. Entered as "00," the year 2000 would be processed as 1900, a mistake that could foul a variety of date-sensitive transactions.

As your mutual fund sponsor, our goal is make sure there is no interruption in the level of service you receive. In the summary below, we've outlined the steps Calvert Group is taking to ensure our systems perform reliably.

Step One--Assess Systems and Software. Develop an Action Plan
In 1997, we identified all systems, operating platforms and software potentially affected by the millennium bug.
These included:

     Calvert Group systems--portfolio trading, sales contact and reporting and internal management reporting transfer agency systems--shareholder record-keeping and transaction processing subadvisor systems--investment accounting other third-party data and service systems.

We also formed a Y2K task force, led by Calvert's vice president of technology. This group has identified and prioritized our efforts to achieve year 2000 compliance.

Step Two--Test for Compliance. Repair Systems as Necessary.
Internal systems have been tested. We've made repairs and moved modified code into production. These systems are now fully compliant. Transfer agency systems were re-engineered for compliance in 1989. Recent tests indicate these are, in fact, compliant. The readiness of third-party systems, including subadvisor systems, has been evaluated. Based on information received from these groups, we have found no significant obstacles to compliance.

Step Three--Confirm Compliance. Finalize Contingency Plan.
Testing of transfer agency systems will continue through 1999 to ensure these remain compliant and continue to interact correctly with external systems and processes. The transfer agency has established a back-up site, should main systems fail, and compliance testing of these contingency measures are also underway. We are developing contingency plans to ensure that any unforeseen systems failures will not adversely affect our operations or inconvenience our shareholders.

For more information or to get an update on remediation and testing efforts, please visit us online at www.calvertgroup.com.